Properties And Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Properties And Equipment [Abstract]
Schedule Of Properties And Equipment

	December 31,
	2015	2014
Land	$5,365	$4,261
Buildings and building improvements	64,440	61,401
Transportation equipment	31,077	26,904
Machinery and equipment	83,293	77,273
Computer software	45,414	51,564
Furniture and fixtures	71,894	66,248
Projects under development	16,981	3,420
Total properties and equipment	318,464	291,071
Less accumulated depreciation	(201,094)	(185,735)
Net properties and equipment	$117,370	$105,336